CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018
Cash flows from operating activities
Net loss	$ (13,476)	$ (91,408)	$ (22,767)	$ (975,524)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation		255		530
Stock based issue costs				674,012
Gain on change in fair value of derivative liability		(100,313)		(136,123)
Changes in operating assets and liabilities
Accounts receivable				(428)
Inventory		(265,382)		(53,110)
Prepaid expenses			(10,193)	(30,000)
Accounts payable and accrued expenses		(68,021)	355	94,182
Expenses paid on behalf of company	13,276
Related party payable			8,608	(16,101)
Common stock issued for services	200
Net cash used in operating activities		(524,869)	(23,997)	(442,562)
Cash flows from investing activities
Purchase of equipment		(2,977)		(2,467)
Net cash used in investing activities		(2,977)		(2,467)
Cash flows from financing activities
Advances from related parties	25
Proceeds from notes payable			10,000	49,500
Proceeds from common stock subscriptions				160,000
Proceeds from the sale of preferred stock and warrants			60,000	1,006,000
Cash contributed in merger			3,972	3,972
Net cash provided by financing activities	25		73,972	1,219,472
Cash, beginning of period		774,468	25	25
Net change in cash	25	(527,846)	49,975	774,443
Cash, end of period	25	246,622	50,000	774,468
Supplemental cash flow information
Cash paid for income taxes
Cash paid for interest
Supplemental disclosure of non-cash investing activities
Preferred stock dividends declared		12,575
Accounts payable and accrued expenses assumed in reverse merger			1,104	1,105
Forgiveness of related party payable				75,907
Related payable assumed in reverse merger			$ 75,907	75,907
Common shares issued in reverse merger at par value				70,000
Trademark costs paid by related party	$ 2,800